UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Andrea Stimmel, Chief Compliance Officer & Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS 98.1%
	CONSUMER DISCRETIONARY 4.7%
1,630,000	Target Corp	$133,774,100
640,000	Walt Disney Co/The	67,129,600
		200,903,700
	CONSUMER STAPLES 5.6%
2,060,000	General Mills Inc	116,596,000
2,230,000	Hormel Foods Corp	126,775,500
		243,371,500
	ENERGY 3.0%
1,550,000	Schlumberger Ltd (a)	129,332,000

	FINANCIALS 9.7%
1,910,000	Associated Banc-Corp	35,526,000
1,730,000	Principal Financial Group Inc	88,870,100
300,000	Travelers Cos Inc/The	32,439,000
4,000,000	US Bancorp/MN	174,680,000
1,550,000	Wells Fargo & Co	84,320,000
		415,835,100
	HEALTH CARE 17.7%
1,450,000	Baxter International Inc	99,325,000
924,300	Bio-Techne Corp	92,698,047
1,280,000	Johnson & Johnson	128,768,000
1,920,000	Medtronic PLC (f)	149,740,800
840,000	Patterson Cos Inc	40,983,600
1,230,000	Pfizer Inc	42,791,700
1,760,000	Roche Holding AG ADR (e)	60,508,800
1,580,000	St Jude Medical Inc	103,332,000
350,300	Zimmer Holdings Inc	41,167,256
		759,315,203
	INDUSTRIALS 30.7%
1,005,000	3M Co	165,774,750
1,400,000	CH Robinson Worldwide Inc	102,508,000
283,853	Deluxe Corp	19,665,336
3,420,000	Donaldson Co Inc	128,968,200
2,160,000	Emerson Electric Co	122,299,200
1,450,000	Fastenal Co	60,080,750
290,000	G&K Services Inc, Class A	21,033,700
540,000	Generac Holdings Inc (b)	26,292,600
3,040,000	General Electric Co	75,422,400
1,690,000	Graco Inc	121,950,400
1,550,000	Honeywell International Inc	161,680,500
1,660,000	Pentair PLC (a)	104,397,400
2,126,149	Toro Co/The	149,085,568
640,000	United Parcel Service Inc, Class B	62,041,600
		1,321,200,404
	INFORMATION TECHNOLOGY 12.1%
784,299	Badger Meter Inc (d)	47,010,882
1,700,000	Corning Inc	38,556,000
1,715,152	Cray Inc (b)	48,161,468
1,080,000	Fiserv Inc (b)	85,752,000
1,071,025	MTS Systems Corp (d)	81,023,042
486,185	NVE Corp (d)	33,507,870
940,000	QUALCOMM Inc	65,179,600
755,500	Stratasys Ltd (a)(b)	39,875,290
3,910,000	Western Union Co/The	81,367,100
		520,433,252

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	MATERIALS 13.9%
3,170,000	Bemis Co Inc	$146,802,700
1,639,999	Ecolab Inc	187,583,085
2,481,600	HB Fuller Co	106,386,192
1,880,000	Valspar Corp/The	157,976,400
		598,748,377
	UTILITIES 0.7%
1,360,000	MDU Resources Group Inc	29,022,400

	TOTAL COMMON STOCKS	$4,218,161,936
	(cost $2,247,420,376)

	SHORT-TERM INVESTMENTS 1.8%
75,924,766	First American Prime Obligations Fund, Class Z, 0.02% (c)	$75,924,766
	(cost $75,924,766)

	TOTAL INVESTMENTS 99.9%	$4,294,086,702
	(cost $2,323,345,142)

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	4,712,960

	TOTAL NET ASSETS 100.0%	$4,298,799,662

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2015, these securities represented $273,604,690 or 6.4% of total net assets.
b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2015.
(d)	Affiliated company.
(e)	American Depositary Receipt.
(f)
In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors; 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs and Power, Inc.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 35.3%
	FEDERAL AGENCY OBLIGATIONS 5.2%
$1,000,000	Federal National Mortgage Association	3.250%	03/27/28	$1,003,299
500,000	Federal Home Loan Banks	3.480%	10/29/29	501,213
2,030,000	Federal Home Loan Banks	3.620%	11/21/29	2,031,480
500,000	Federal Home Loan Banks	3.625%	11/26/29	501,408
1,400,000	Federal Home Loan Banks	3.650%	12/19/29	1,403,371
1,000,000	Federal Farm Credit Banks	3.590%	12/24/29	1,012,449
1,000,000	Federal National Mortgage Association	3.400%	02/27/30	1,002,944
1,084,000	Federal Farm Credit Banks	3.200%	04/24/30	1,084,325
1,000,000	Federal Farm Credit Banks	3.440%	03/28/31	1,000,311
1,400,000	Federal National Mortgage Association	3.520%	10/17/31	1,401,656
1,000,000	Federal Home Loan Banks	3.300%	05/07/32	1,000,310
2,000,000	Federal National Mortgage Association	3.500%	09/10/32	1,932,776
500,000	Federal National Mortgage Association	3.400%	09/27/32	500,797
1,000,000	Federal Home Loan Banks	3.180%	12/06/32	969,876
1,000,000	Federal Home Loan Banks	3.250%	01/18/33	984,024
1,590,000	Federal Home Loan Banks	3.300%	01/18/33	1,563,797
3,000,000	Federal Farm Credit Banks	3.480%	02/07/33	3,000,960
1,000,000	Federal Home Loan Banks	3.230%	02/07/33	969,317
1,000,000	Federal Farm Credit Banks	3.500%	02/28/33	1,000,319
3,482,000	Federal National Mortgage Association	3.500%	03/07/33	3,475,694
500,000	Federal National Mortgage Association	3.250%	04/29/33	500,827
1,000,000	Federal Home Loan Banks	3.300%	05/09/33	978,479
500,000	Federal National Mortgage Association	3.430%	05/27/33	498,746
428,571	Federal Home Loan Banks	3.730%	07/01/33	428,720
500,000	Federal Home Loan Banks	4.700%	07/25/33	525,028
840,000	Federal Farm Credit Banks	3.125%	12/05/33	863,440
1,000,000	Federal Farm Credit Banks	4.375%	02/21/34	1,052,245
1,250,000	Federal Home Loan Banks	4.050%	07/14/34	1,259,275
1,000,000	Federal Farm Credit Banks	3.980%	08/14/34	1,006,687
1,000,000	Federal Home Loan Banks	3.840%	12/26/34	1,002,535
3,000,000	Federal Home Loan Banks	3.620%	02/12/35	2,939,526
2,000,000	Federal Home Loan Banks	3.600%	03/16/35	2,003,534
				39,399,368
	CORPORATE BONDS 27.8%
	CONSUMER DISCRETIONARY 2.8%
250,000	Maytag Corp	5.000%	05/15/15	251,033
500,000	Gannett Co Inc	6.375%	09/01/15	508,875
340,000	Johnson Controls Inc	5.500%	01/15/16	352,410
250,000	ServiceMaster Co LLC/The	7.100%	03/01/18	262,500
500,000	Best Buy Co Inc	5.000%	08/01/18	526,250
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	1,018,204
500,000	Ford Motor Credit Co LLC	3.450%	08/20/20	500,949
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,075,487
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,055,000
1,500,000	Time Warner Cable Inc	4.000%	09/01/21	1,605,558
555,000	Kohl's Corp	4.000%	11/01/21	589,185
500,000	Whirlpool Corp	4.700%	06/01/22	551,653
1,750,000	Newell Rubbermaid Inc	4.000%	06/15/22	1,830,015
1,000,000	Block Financial LLC	5.500%	11/01/22	1,106,834
318,000	Darden Restaurants Inc	3.350%	11/01/22	304,022
1,000,000	Staples Inc	4.375%	01/12/23	995,111
2,000,000	Kohl's Corp	3.250%	02/01/23	1,995,938
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	1,019,299
500,000	Hyatt Hotels Corp	3.375%	07/15/23	505,305
1,000,000	Ford Motor Credit Co LLC	4.000%	04/20/24	1,002,107
1,000,000	Coach Inc	4.250%	04/01/25	1,013,574
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,085,293
2,000,000	Comcast Corp	4.250%	01/15/33	2,145,412
				21,300,014

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	CONSUMER STAPLES 1.2%
$222,000	SUPERVALU Inc	8.000%	05/01/16	$235,875
525,000	Cargill Inc (e)	6.000%	11/27/17	585,460
1,000,000	Avon Products Inc	4.200%	07/15/18	943,000
1,000,000	Safeway Inc	3.950%	08/15/20	902,500
500,000	Safeway Inc	4.750%	12/01/21	452,500
1,274,000	Avon Products Inc (d)	5.000%	03/15/23	1,118,572
2,949,000	Land O'Lakes Capital Trust I (e)	7.450%	03/15/28	3,184,920
500,000	Altria Group Inc	4.250%	08/09/42	504,967
1,000,000	Cargill Inc (e)	4.100%	11/01/42	1,047,742
				8,975,536
	ENERGY 2.1%
500,000	Anadarko Petroleum Corp	5.950%	09/15/16	533,393
250,000	ConocoPhillips	6.650%	07/15/18	290,259
1,500,000	Murphy Oil Corp	4.000%	06/01/22	1,433,319
500,000	Western Gas Partners LP	4.000%	07/01/22	508,255
655,000	FMC Technologies Inc	3.450%	10/01/22	643,987
3,000,000	Transocean Inc (a)(d)	3.800%	10/15/22	2,189,064
1,000,000	Murphy Oil Corp	3.700%	12/01/22	924,182
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,475,879
3,000,000	Williams Cos Inc/The	3.700%	01/15/23	2,773,203
1,945,000	Boardwalk Pipelines LP	3.375%	02/01/23	1,798,468
575,000	DCP Midstream Operating LP	3.875%	03/15/23	517,603
1,000,000	Diamond Offshore Drilling Inc	3.450%	11/01/23	961,165
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	511,267
500,000	Global Marine Inc	7.000%	06/01/28	322,500
500,000	Murphy Oil Corp	5.125%	12/01/42	428,505
500,000	Apache Corp	4.250%	01/15/44	491,137
				15,802,186
	FINANCIALS 9.9%
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	503,687
500,000	TCF National Bank	5.500%	02/01/16	508,006
500,000	KeyBank NA/Cleveland OH	5.450%	03/03/16	520,230
500,000	Symetra Financial Corp (e)	6.125%	04/01/16	519,779
250,000	Security Benefit Life Insurance Co (e)	8.750%	05/15/16	267,141
500,000	Bank of America Corp	6.050%	05/16/16	524,864
500,000	Torchmark Corp	6.375%	06/15/16	531,530
500,000	National City Bank/Cleveland OH	5.250%	12/15/16	533,183
500,000	M&I Marshall & Ilsley Bank	5.000%	01/17/17	528,607
500,000	Citigroup Inc	5.500%	02/15/17	536,193
500,000	Sirius International Group Ltd (a)(e)	6.375%	03/20/17	540,308
250,000	Bank of America Corp	5.700%	05/02/17	269,349
500,000	Royal Bank of Scotland Group PLC (a)	4.250%	07/15/17	520,841
500,000	Comerica Bank	5.200%	08/22/17	542,935
500,000	Bank of America Corp	6.000%	09/01/17	550,037
500,000	American Express Bank FSB	6.000%	09/13/17	554,208
500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	557,821
500,000	Hartford Financial Services Group Inc/The	4.000%	10/15/17	532,428
500,000	Prudential Financial Inc	6.000%	12/01/17	558,164
500,000	Barclays Bank PLC (a)(e)	6.050%	12/04/17	550,364
1,000,000	Morgan Stanley	5.950%	12/28/17	1,108,692
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	556,736
500,000	Wachovia Corp	5.750%	02/01/18	559,118
250,000	Lincoln National Corp	7.000%	03/15/18	285,114
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	578,537
500,000	Morgan Stanley	6.625%	04/01/18	568,676
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,051,306
500,000	Bank of America Corp	6.875%	04/25/18	571,929
500,000	Provident Cos Inc	7.000%	07/15/18	570,496

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
500,000	MetLife Inc	6.817%	08/15/18	$582,734
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	568,378
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	542,384
500,000	BB&T Corp	6.850%	04/30/19	594,083
250,000	WR Berkley Corp	6.150%	08/15/19	286,292
500,000	Protective Life Corp	7.375%	10/15/19	602,161
500,000	Prospect Capital Corp	5.125%	11/15/19	499,966
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	563,585
500,000	Prospect Capital Corp	4.000%	01/15/20	473,607
500,000	Morgan Stanley	5.500%	01/26/20	568,247
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	574,051
450,000	Compass Bank	5.500%	04/01/20	493,329
537,000	Manufacturers & Traders Trust Co (d)	5.585%	12/28/20	553,490
500,000	Wells Fargo & Co (d)	2.000%	01/31/21	493,364
1,000,000	Nationwide Financial Services Inc (e)	5.375%	03/25/21	1,126,291
500,000	Markel Corp	5.350%	06/01/21	566,267
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	568,607
500,000	Genworth Holdings Inc	7.625%	09/24/21	520,000
500,000	Aflac Inc	4.000%	02/15/22	542,230
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,093,948
1,000,000	Standard Chartered PLC (a)(e)	3.950%	01/11/23	1,004,012
500,000	Wells Fargo & Co	3.450%	02/13/23	511,603
2,500,000	Assurant Inc	4.000%	03/15/23	2,607,267
1,000,000	Markel Corp	3.625%	03/30/23	1,031,209
1,500,000	Citigroup Inc	3.500%	05/15/23	1,495,846
500,000	Morgan Stanley	4.100%	05/22/23	520,356
2,000,000	Liberty Mutual Group Inc (e)	4.250%	06/15/23	2,130,266
500,000	Ameriprise Financial Inc	4.000%	10/15/23	540,716
500,000	CNA Financial Corp	7.250%	11/15/23	622,160
500,000	Pacific Life Insurance Co (e)	7.900%	12/30/23	662,438
1,000,000	Moody's Corp	4.875%	02/15/24	1,113,646
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,051,528
500,000	Wintrust Financial Corp	5.000%	06/13/24	534,831
250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	267,552
500,000	Symetra Financial Corp	4.250%	07/15/24	522,231
1,000,000	Stifel Financial Corp	4.250%	07/18/24	1,020,795
1,000,000	Citigroup Inc	4.000%	08/05/24	1,022,717
1,500,000	Synchrony Financial	4.250%	08/15/24	1,568,705
1,800,000	Brown & Brown Inc	4.200%	09/15/24	1,837,327
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,123,300
2,000,000	TIAA Asset Management Finance Co LLC (e)	4.125%	11/01/24	2,110,992
1,000,000	Associated Banc-Corp	4.250%	01/15/25	1,014,060
2,000,000	Kemper Corp	4.350%	02/15/25	2,046,708
250,000	Liberty Mutual Insurance Co (e)	8.500%	05/15/25	322,954
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,055,068
500,000	Morgan Stanley	4.350%	09/08/26	524,132
1,000,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	997,143
1,000,000	Citigroup Inc	4.300%	11/20/26	1,034,291
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,036,698
250,000	Provident Cos Inc	7.250%	03/15/28	330,278
1,000,000	JPMorgan Chase & Co. (d)	3.000%	03/21/28	949,632
1,000,000	JPMorgan Chase & Co (d)	3.000%	03/22/28	1,007,625
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	941,382
500,000	Farmers Exchange Capital (e)	7.050%	07/15/28	627,587
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	486,957
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	486,257
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	495,182
1,000,000	JPMorgan Chase & Co (d)	3.250%	01/31/33	975,749

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$649,000	Lloyds Bank PLC (a)(d)	3.400%	01/31/33	$636,179
250,000	Citigroup Inc (d)	4.000%	06/27/34	247,928
538,000	Bank of America Corp	4.000%	08/15/34	537,379
1,000,000	Prudential Financial Inc	4.050%	11/15/34	975,059
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	955,435
500,000	Barclays Bank PLC (a)(d)	4.000%	10/09/37	484,269
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	1,101,249
500,000	MetLife Inc	4.125%	08/13/42	518,939
500,000	Swiss Re Treasury US Corp (e)	4.250%	12/06/42	534,873
500,000	Pacific LifeCorp (e)	5.125%	01/30/43	564,033
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	545,825
500,000	Principal Financial Group Inc	4.350%	05/15/43	521,724
				75,067,385
	HEALTH CARE 0.7%
500,000	UnitedHealth Group Inc	6.000%	02/15/18	565,813
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,102,783
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,043,957
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,055,853
1,000,000	Mylan Inc/PA	4.200%	11/29/23	1,062,578
500,000	Wyeth LLC	6.450%	02/01/24	632,812
				5,463,796
	INDUSTRIALS 3.0%
500,000	Masco Corp	7.125%	03/15/20	586,250
500,000	Pentair Finance SA (a)	5.000%	05/15/21	552,933
500,000	IDEX Corp	4.200%	12/15/21	531,423
500,000	Masco Corp	5.950%	03/15/22	561,250
500,000	GATX Corp	4.750%	06/15/22	553,023
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (e)	4.875%	07/11/22	540,928
1,000,000	ADT Corp/The	3.500%	07/15/22	910,000
225,000	Pentair Finance SA (a)	3.150%	09/15/22	223,238
2,000,000	Dun & Bradstreet Corp/The	4.375%	12/01/22	2,100,702
1,000,000	GATX Corp	3.900%	03/30/23	1,046,869
500,000	ADT Corp/The	4.125%	06/15/23	467,500
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	533,860
1,000,000	Flowserve Corp	4.000%	11/15/23	1,049,009
2,126,000	Air Lease Corp	4.850%	02/01/24	2,136,630
500,000	Pitney Bowes Inc	4.625%	03/15/24	524,476
500,000	Toro Co/The	7.800%	06/15/27	658,383
500,000	General Electric Capital Corp	3.500%	05/15/32	489,985
200,000	General Electric Capital Corp	4.000%	08/17/32	198,551
1,375,000	General Electric Capital Corp	4.000%	09/17/32	1,373,415
3,000,000	Eaton Corp	4.000%	11/02/32	3,153,864
2,000,000	General Electric Capital Corp	4.000%	02/14/33	2,002,530
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	1,054,963
590,000	Eaton Corp	4.150%	11/02/42	607,854
500,000	Lockheed Martin Corp	4.070%	12/15/42	522,245
				22,379,881
	INFORMATION TECHNOLOGY 3.7%
500,000	Western Union Co/The	5.930%	10/01/16	533,204
500,000	Broadridge Financial Solutions Inc	6.125%	06/01/17	541,001
500,000	Dell Inc	5.875%	06/15/19	540,000
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	529,525
500,000	Hewlett-Packard Co	3.750%	12/01/20	525,684
500,000	Dell Inc	4.625%	04/01/21	502,500
750,000	Hewlett-Packard Co	4.300%	06/01/21	805,833
500,000	Motorola Solutions Inc	3.750%	05/15/22	511,774
2,000,000	Symantec Corp	3.950%	06/15/22	2,073,862
1,000,000	Computer Sciences Corp	4.450%	09/15/22	1,041,492

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INFORMATION TECHNOLOGY (continued)
$1,000,000	Hewlett-Packard Co	4.050%	09/15/22	$1,054,572
2,025,000	Fiserv Inc	3.500%	10/01/22	2,086,578
1,000,000	Autodesk Inc	3.600%	12/15/22	1,010,471
2,500,000	Arrow Electronics Inc	4.500%	03/01/23	2,617,107
1,500,000	Motorola Solutions Inc	3.500%	03/01/23	1,505,195
2,000,000	Fidelity National Information Services Inc	3.500%	04/15/23	2,006,918
2,352,000	Total System Services Inc	3.750%	06/01/23	2,347,129
1,000,000	Altera Corp	4.100%	11/15/23	1,062,641
500,000	Motorola Solutions Inc	4.000%	09/01/24	516,659
500,000	Arrow Electronics Inc	4.000%	04/01/25	503,025
4,000,000	Intel Corp	4.000%	12/15/32	4,160,772
1,500,000	Western Union Co/The	6.200%	11/17/36	1,586,955
				28,062,897
	MATERIALS 2.9%
500,000	International Paper Co	5.250%	04/01/16	519,883
500,000	Valspar Corp/The	6.050%	05/01/17	537,263
500,000	Cliffs Natural Resources Inc (d)	4.950%	01/15/18	387,500
500,000	Cliffs Natural Resources Inc	4.800%	10/01/20	280,000
1,000,000	Cliffs Natural Resources Inc	4.875%	04/01/21	530,000
500,000	Carpenter Technology Corp	5.200%	07/15/21	540,961
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	488,015
175,000	Mosaic Co/The	3.750%	11/15/21	184,898
1,000,000	Freeport-McMoRan Inc	3.550%	03/01/22	925,629
1,500,000	Newmont Mining Corp	3.500%	03/15/22	1,456,746
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	488,927
1,000,000	Domtar Corp	4.400%	04/01/22	1,033,644
2,000,000	RPM International Inc	3.450%	11/15/22	1,992,100
500,000	Carpenter Technology Corp	4.450%	03/01/23	512,085
500,000	Freeport-McMoRan Inc	3.875%	03/15/23	463,203
2,059,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	2,080,039
1,750,000	Barrick Gold Corp (a)	4.100%	05/01/23	1,726,394
2,000,000	Nucor Corp	4.000%	08/01/23	2,098,574
1,000,000	Mosaic Co/The	4.250%	11/15/23	1,066,468
865,000	Union Carbide Corp	7.500%	06/01/25	1,122,837
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,271,526
1,000,000	Alcoa Inc	5.950%	02/01/37	1,049,717
1,000,000	Newmont Mining Corp	4.875%	03/15/42	889,791
				21,646,200
	TELECOMMUNICATION SERVICES 0.4%
250,000	Verizon Communications Inc	6.350%	04/01/19	290,926
500,000	CenturyLink Inc	6.150%	09/15/19	542,500
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	507,500
550,000	Qwest Corp	6.875%	09/15/33	551,943
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,018,654
				2,911,523
	UTILITIES 1.1%
500,000	Commonwealth Edison Co	6.150%	09/15/17	557,845
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	276,306
250,000	South Jersey Gas Co	7.125%	10/22/18	286,605
250,000	United Utilities PLC (a)	5.375%	02/01/19	269,168
2,000,000	PPL Energy Supply LLC	4.600%	12/15/21	1,834,790
2,170,000	ONEOK Inc	4.250%	02/01/22	2,054,756
785,000	SCANA Corp	4.125%	02/01/22	825,287
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,055,142
900,000	National Fuel Gas Co	3.750%	03/01/23	901,240
500,000	Entergy Gulf States Inc	6.180%	03/01/35	500,107
				8,561,246

	TOTAL CORPORATE BONDS			210,170,664

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2015

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 1.2%
$500,000	Delta Air Lines 2010-2 Class B Pass Through Trust (e)	6.750%	05/23/17	$516,875
357,370	Continental Airlines 2009-1 Pass Through Trust	9.000%	01/08/18	389,980
353,258	American Airlines 2011-1 Class B Pass Through Trust (e)	7.000%	07/31/19	384,627
106,772	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	112,377
530,229	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	553,761
340,393	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	371,239
624,056	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	713,764
722,789	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	783,358
194,015	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	219,005
358,211	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	411,720
789,525	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	896,111
407,551	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	485,239
285,474	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	287,986
582,250	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	609,208
976,901	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	1,041,670
970,880	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	1,007,288
				8,784,208
	PREFERRED SECURITIES 1.1%
105,000	Affiliated Managers Group Inc	5.250%	10/15/22	2,672,250
20,000	Pitney Bowes Inc	5.250%	11/27/22	513,000
23,000	Stifel Financial Corp	5.375%	12/31/22	590,180
10,000	Raymond James Financial Inc	6.900%	03/15/42	270,500
20,000	Protective Life Corp	6.000%	09/01/42	523,400
20,000	Selective Insurance Group Inc	5.875%	02/09/43	512,000
40,000	WR Berkley Corp	5.625%	04/30/53	1,012,800
20,000	Verizon Communications Inc	5.900%	02/15/54	541,000
20,000	American Financial Group Inc/OH	6.250%	09/30/54	526,600
20,000	Qwest Corp	6.875%	10/01/54	526,400
10,000	NextEra Energy Capital Holdings Inc	5.700%	03/01/72	254,900
				7,943,030

	TOTAL FIXED INCOME SECURITIES			$266,297,270
	(cost $258,058,494)

Shares	Security Description			Fair Value
	COMMON STOCKS 62.0%
	CONSUMER DISCRETIONARY 3.8%
13,000	Genuine Parts Co			1,211,470
74,000	Home Depot Inc/The			8,407,140
229,500	Target Corp			18,835,065
				28,453,675
	CONSUMER STAPLES 2.8%
90,000	General Mills Inc			5,094,000
63,000	Hershey Co/The			6,357,330
120,000	Hormel Foods Corp			6,822,000
31,000	Kimberly-Clark Corp			3,320,410
				21,593,740
	ENERGY 6.8%
13,000	BP PLC ADR (f)			508,430
72,000	Chevron Corp			7,558,560
172,000	ConocoPhillips			10,708,720
196,000	Exxon Mobil Corp			16,660,000
50,000	Murphy Oil Corp			2,330,000
160,000	Schlumberger Ltd. (a)			13,350,400
				51,116,110
	FINANCIALS 8.6%
26,000	American Express Co			2,031,120
404,000	Associated Banc-Corp			7,514,400
59,000	Bank of America Corp			908,010
139,000	JPMorgan Chase & Co			8,420,620
20,000	Lincoln National Corp			1,149,200

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
267,000	Principal Financial Group Inc	$13,715,790
35,000	Travelers Cos Inc/The	3,784,550
427,000	US Bancorp/MN	18,647,090
156,000	Wells Fargo & Co	8,486,400
		64,657,180
	HEALTH CARE 11.4%
148,500	Abbott Laboratories	6,880,005
84,000	AbbVie Inc	4,917,360
131,000	Baxter International Inc	8,973,500
74,500	Bristol-Myers Squibb Co	4,805,250
74,000	Eli Lilly & Co	5,376,100
3,250	Halyard Health, Inc. (b)	159,900
147,000	Johnson & Johnson	14,788,200
252,500	Medtronic PLC (g)	19,692,475
295,000	Pfizer Inc	10,263,050
296,000	Roche Holding AG ADR (f)	10,176,480
		86,032,320
	INDUSTRIALS 15.4%
86,000	3M Co	14,185,700
115,000	CH Robinson Worldwide Inc	8,420,300
251,000	Deluxe Corp	17,389,280
256,000	Emerson Electric Co	14,494,720
420,000	General Electric Co	10,420,200
90,000	Graco Inc	6,494,400
114,000	Honeywell International Inc	11,891,340
23,000	Ingersoll-Rand PLC (a)	1,565,840
136,000	Pentair PLC (a)	8,553,040
40,000	Toro Co/The	2,804,800
204,100	United Parcel Service Inc, Class B	19,785,454
		116,005,074
	INFORMATION TECHNOLOGY 6.1%
420,000	Corning Inc	9,525,600
70,000	International Business Machines Corp	11,235,000
94,000	MTS Systems Corp	7,111,100
82,000	QUALCOMM Inc	5,685,880
603,000	Western Union Co/The	12,548,430
		46,106,010
	MATERIALS 5.0%
136,000	Bemis Co Inc	6,298,160
123,000	Ecolab Inc	14,068,740
156,000	HB Fuller Co	6,687,720
124,000	Valspar Corp/The	10,419,720
		37,474,340
	UTILITIES 2.1%
88,000	ALLETE Inc	4,642,880
251,000	MDU Resources Group Inc	5,356,340
173,000	Xcel Energy Inc	6,022,130
		16,021,350

	TOTAL COMMON STOCKS	$467,459,799
	(cost $319,225,643)

	PREFERRED STOCKS 0.0%
	UTILITIES 0.0%
10,000	SCE Trust I	254,000

	TOTAL PREFERRED STOCKS	$254,000
	(cost $250,000)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2015

Shares	Security Description	Fair Value
	SHORT-TERM INVESTMENTS 2.3%
17,581,340	First American Prime Obligations Fund, Class Z, 0.02% (c)	$17,581,340
	(cost $17,581,340)

	TOTAL INVESTMENTS 99.6%	$751,592,409
	(cost $595,115,477)

	OTHER ASSETS AND LIABILITIES (NET) 0.4%	3,184,018

	TOTAL NET ASSETS 100.0%	$754,776,427

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2015, these securities represented $35,236,188 or 4.7% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2015.
(d)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2015.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of March 31, 2015, these securities represented $17,221,590 or 2.3% of total net assets.

(f)	American Depositary Receipt.
(g)
In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors; 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs and Power, Inc.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS 97.2%
	CONSUMER DISCRETIONARY 5.5%
18,000	Buffalo Wild Wings Inc (b)	$3,262,320
32,100	Cabela's Inc (b)	1,796,958
110,685	Gentherm Inc (b)	5,590,699
		10,649,977
	CONSUMER STAPLES 2.3%
48,400	Casey's General Stores Inc	4,360,840

	ENERGY 0.9%
230,900	Northern Oil and Gas Inc (b)	1,780,239

	FINANCIALS 21.2%
179,400	Agree Realty Corp	5,914,818
210,800	Associated Banc-Corp	3,920,880
288,613	Bank Mutual Corp	2,112,647
230,316	Cardinal Financial Corp	4,601,714
241,800	Physicians Realty Trust	4,258,098
164,950	PrivateBancorp Inc	5,801,291
199,363	United Fire Group Inc	6,333,763
38,800	Waddell & Reed Financial Inc, Class A	1,922,152
121,200	Wintrust Financial Corp	5,778,816
		40,644,179
	HEALTH CARE 8.1%
59,300	Bio-Techne Corp	5,947,197
111,842	Cardiovascular Systems Inc (b)	4,366,312
35,300	Patterson Cos Inc	1,722,287
114,373	Vascular Solutions Inc (b)	3,467,789
		15,503,585
	INDUSTRIALS 28.4%
158,100	Actuant Corp	3,753,294
127,900	Apogee Enterprises Inc	5,525,280
101,900	Deluxe Corp	7,059,632
124,300	Donaldson Co Inc	4,687,353
52,939	G&K Services Inc, Class A	3,839,666
114,900	Generac Holdings Inc (b)	5,594,481
67,300	Graco Inc	4,856,368
82,900	Hub Group Inc, Class A (b)	3,257,141
129,900	Manitowoc Co Inc/The	2,800,644
97,600	Oshkosh Corp	4,761,904
51,200	Proto Labs Inc (b)	3,584,000
13,400	Snap-on Inc	1,970,604
40,100	Toro Co/The	2,811,812
		54,502,179
	INFORMATION TECHNOLOGY 18.4%
111,596	Badger Meter Inc	6,689,064
205,500	Cray Inc (b)	5,770,440
164,675	MOCON Inc	2,753,366
47,200	MTS Systems Corp	3,570,680
58,434	NVE Corp	4,027,271
57,200	SPS Commerce Inc (b)	3,838,120
101,300	Stratasys Ltd (a)(b)	5,346,614
159,316	VASCO Data Security International Inc (b)	3,431,667
		35,427,222
	MATERIALS 7.1%
99,200	Bemis Co Inc	4,593,952
148,283	Hawkins Inc	5,633,271
41,600	Valspar Corp/The	3,495,648
		13,722,871

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2015

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	UTILITIES 5.3%
94,000	ALLETE Inc	$4,959,440
246,200	MDU Resources Group Inc	5,253,908
		10,213,348

	TOTAL COMMON STOCKS	$186,804,440
	(cost $151,627,022)

	SHORT-TERM INVESTMENTS 2.3%
4,500,264	First American Prime Obligations Fund, Class Z, 0.02% (c)	$4,500,264
	(cost $4,500,264)

	TOTAL INVESTMENTS 99.5%	$191,304,704
	(cost $156,127,286)

	OTHER ASSETS AND LIABILITIES (NET) 0.5%	901,039

	TOTAL NET ASSETS 100.0%	$192,205,743

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2015, these securities represented $5,346,614 or 2.8% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs and Power, Inc.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2015

Security Valuations
The Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.  Security valuations for the Funds’ investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued using prices furnished by an independent pricing service or at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of March 31, 2015:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2015

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,294,086,702	$493,238,169	$191,304,704
Level 2**	-	258,354,240	-
Level 3	-	-	-
Total	$4,294,086,702	$751,592,409	$191,304,704

*   All Level 1 investments are equity securities (common stocks, preferred stocks and preferred securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels during the period and did not hold any Level 3 investments at either March 31, 2015 or December 31, 2014.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:
	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,232,065,087	$553,234,505	$129,533,153
Gross unrealized appreciation	$2,100,312,918	$173,607,417	$37,249,153
Gross unrealized depreciation	(39,445,161)	(9,643,005)	(4,658,415)
Net unrealized appreciation	$2,060,867,757	$163,964,412	$32,590,738
Undistributed ordinary income	$205,029	$23,222	$433
Undistributed long-term capital gains	605,903	293	-
Total distributable earnings	$810,932	$23,515	$433
Other accumulated earnings	-	-	(1,036,472)
Total accumulated earnings	$2,061,678,689	$163,987,927	$31,554,699

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2015. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/14	Purchases	Sales	Balance 03/31/15	Dividend Income	Fair Value at 03/31/15
Badger Meter Inc	784,299	-	-	784,299	$149,017	$47,010,882
MTS Systems Corp	1,071,025	-	-	1,071,025	321,308	81,023,042
NVE Corporation	486,185	-	-	486,185	1,000,802	33,507,870
					$1,471,127	$161,541,794

Item 2. Controls and Procedures.

(a)
 The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title) /s/ Mark L. Henneman
     Mark L. Henneman, President

Date          5/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark L. Henneman
       Mark L. Henneman, President
       (Principal Executive Officer)

Date          5/29/15

By (Signature and Title)* /s/ Andrea C. Stimmel
       Andrea C. Stimmel, Treasurer
   (Principal Financial Officer)

Date          5/29/15

* Print the name and title of each signing officer under his or her signature.